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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [_]; Amendment Number:
  This Amendment (Check only one.):      [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Key Colony Management, LLC
Address:     Two Financial Centre, Suite 100
             10825 Financial Centre Parkway
             Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alex R. Lieblong
Title:  President
Phone:  (501) 219-2003

Signature, Place, and Date of Signing:

/s/Alex R. Lieblong
-------------------
Alex R. Lieblong           Little Rock, AR         May 15, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $120,112
                                         (thousands)

List of Other Included Managers:         None.

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                          FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                                              VALUE             SH/PRN  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (X1000)  SHARES   PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 ----------------  ----------- ------- --------- -------- ---------- -------- --------- ------ ----
DFC GLOBAL CORP                COM               23324T 10 7   2,298   138,100    SH       Sole      N/A      138,100
DIREXION SHS ETF TR            20YR TRES BEAR    25459Y 67 8   4,893    86,000    SH       Sole      N/A       86,000
ELLINGTON FINANCIAL LLC        COM               288522 30 3   3,512   141,900    SH       Sole      N/A      141,900
HOME BANCSHARES INC            COM               436893 20 0  13,462   357,365    SH       Sole      N/A      357,365
ITT EDUCATIONAL SERVICES INC   COM               45068B 10 9     627    45,522    SH       Sole      N/A       45,522
JPMORGAN CHASE & CO            COM               46625H 10 0  18,984   400,000    SH       Sole      N/A      400,000
LIPOSCIENCE INC                COM               53630M 10 8     158    15,000    SH       Sole      N/A       15,000
MBIA INC                       COM               55262C 10 0     565    55,000    SH       Sole      N/A       55,000
MELA SCIENCES INC              COM               55277R 10 0   1,460 1,258,520    SH       Sole      N/A    1,258,520
MGIC INVT CORP WIS             COM               552848 10 3   1,980   400,000    SH       Sole      N/A      400,000
NEW YORK MTG TR INC            COM PAR $.02      649604 50 1     181    24,000    SH       Sole      N/A       24,000
NEWCASTLE INVT CORP            COM               65105M 10 8  12,399 1,110,000    SH       Sole      N/A    1,110,000
NEXSTAR BROADCASTING GROUP I   CL A              65336K 10 3     180    10,000    SH       Sole      N/A       10,000
NRG ENERGY INC                 COM NEW           629377 50 8     662    25,000    SH       Sole      N/A       25,000
OPKO HEALTH INC                COM               68375N 10 3     725    95,000    SH       Sole      N/A       95,000
PBF ENERGY INC                 CL A              69318G 10 6   2,638    70,974    SH       Sole      N/A       70,974
PENNYMAC MTG INVT TR           COM               70931T 10 3  10,175   393,000    SH       Sole      N/A      393,000
PROSHARES TR                   PSHS ULTSH 20YRS  74347B 20 1   5,914    90,000    SH       Sole      N/A       90,000
RADIAN GROUP INC               COM               750236 10 1  10,121   945,000    SH       Sole      N/A      945,000
SILVER BAY RLTY TR CORP        COM               82735Q 10 2      30     1,470    SH       Sole      N/A        1,470
SLM CORP                       COM               78442P 10 6   9,892   482,530    SH       Sole      N/A      482,530
TWO HBRS INVT CORP             COM               90187B 10 1     378    30,000    SH       Sole      N/A       30,000
VALERO ENERGY CORP NEW         COM               91913Y 10 0  18,878   415,000    SH       Sole      N/A      415,000